Invesco-SUP-GBL

Statutory Prospectus Supplement dated February 28, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class C and Class CX shares, as applicable, of the Funds listed below:

Invesco Alternative Strategies Fund	Invesco Gold & Precious Metals Fund	Invesco Peak RetirementTM 2035 Fund
Invesco American Franchise Fund	Invesco Government Money Market Fund	Invesco Peak RetirementTM 2040 Fund
Invesco American Value Fund	Invesco Growth Allocation Fund	Invesco Peak RetirementTM 2045 Fund
Invesco Balanced-Risk Retirement 2020 Fund	Invesco Growth and Income Fund	Invesco Peak RetirementTM 2050 Fund
Invesco Balanced-Risk Retirement 2030 Fund	Invesco High Yield Fund	Invesco Peak RetirementTM 2055 Fund
Invesco Balanced-Risk Retirement 2040 Fund	Invesco High Yield Municipal Fund	Invesco Peak RetirementTM 2060 Fund
Invesco Balanced-Risk Retirement 2050 Fund	Invesco Income Fund	Invesco Peak RetirementTM 2065 Fund
Invesco Balanced-Risk Retirement Now Fund	Invesco Income Allocation Fund	Invesco Peak RetirementTM Now Fund
Invesco California Tax-Free Income Fund	Invesco Intermediate Term Municipal Income	Invesco Pennsylvania Tax Free Income Fund
Invesco Comstock Fund	Fund	Invesco Quality Income Fund
Invesco Conservative Allocation Fund	Invesco International Allocation Fund	Invesco Real Estate Fund
Invesco Convertible Securities Fund	Invesco International Small Company Fund	Invesco S&P 500 Index Fund
Invesco Core Plus Bond Fund	Invesco Limited Term Municipal Income Fund	Invesco Short Duration High Yield Municipal Fund
Invesco Corporate Bond Fund	Invesco Low Volatility Equity Yield Fund	Invesco Short Term Bond Fund
Invesco Dividend Income Fund	Invesco Mid Cap Core Equity Fund	Invesco Small Cap Discovery Fund
Invesco Energy Fund	Invesco Mid Cap Growth Fund	Invesco Small Cap Equity Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Moderate Allocation Fund	Invesco Small Cap Growth Fund
Invesco Equity and Income Fund	Invesco Multi-Asset Inflation Fund	Invesco Small Cap Value Fund
Invesco European Small Company Fund	Invesco Municipal Income Fund	Invesco Strategic Real Return Fund
Invesco Floating Rate Fund	Invesco New York Tax Free Income Fund	Invesco Technology Fund
Invesco Global Core Equity Fund	Invesco Peak RetirementTM 2015 Fund	Invesco Technology Sector Fund
Invesco Global Low Volatility Equity Yield Fund	Invesco Peak RetirementTM 2020 Fund	Invesco Value Opportunities Fund
Invesco Global Real Estate Fund	Invesco Peak RetirementTM 2025 Fund
Invesco Global Real Estate Income Fund	Invesco Peak RetirementTM 2030 Fund

The following information replaces in its entirety the table appearing under the heading “Shareholder Account Information – Choosing a Share Class” in the prospectus for each Fund:

“Share Classes
Class A	Class C	Class R	Class Y
◾ Initial sales charge which may be waived or reduced[1]	◾ No initial sales charge	◾ No initial sales charge	◾ No initial sales charge

◾ CDSC on certain redemptions[1]	◾ CDSC on redemptions within one year[3]	◾ No CDSC	◾ No CDSC

◾ 12b-1 fee of up to 0.25%[2]	◾ 12b-1 fee of up to 1.00%[4]	◾ 12b-1 fee of up to 0.50%	◾ No 12b-1 fee

	◾ Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans.	◾ Does not convert to Class A shares	◾ Does not convert to Class A shares

	◾ Purchase maximums apply	◾ Intended for Employer Sponsored Retirement and Benefit Plans

[1]	Invesco Conservative Income Fund does not have initial sales charges or CDSCs on redemptions.
[2]

Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Tax-Exempt Cash Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Tax-Exempt Cash Fund, Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.

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[3]

CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.

[4]

The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.”

The following information replaces in its entirety the first paragraph appearing under the heading “Shareholder Account Information – Exchanging Shares – Automatic Conversion of Class C and Class CX Shares” in the prospectus for each Fund:

“Class C and Class CX shares held for ten years after purchase are eligible for automatic conversion into Class A and Class AX shares of the same Fund, respectively, except that for the Invesco Government Money Market Fund, the Fund’s Class C and Class CX shares would be eligible to automatically convert into the Fund’s Invesco Cash Reserve Share Class (the Conversion Feature). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C or Class CX shares (the Conversion Date). ”

Invesco-SUP-GBL